Summary Of Significant Accounting Policies (Narratives) (Details) (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Significant Accounting Policies [Line Items]
Options excluded from computation of diluted earning per share	372,653	569,363	605,186
Stock options outstanding range of exercise prices, lower limit	$ 32.55	$ 32.55	$ 35.69
Stock options outstanding range of exercise prices, upper limit	$ 54.88	$ 54.88	$ 54.88
Options expiration period	2014
Accumulated other comprehensive loss	$ (19,191,000)	$ (14,793,000)
Accumulated other comprehensive loss, pension net actuarial loss	(24,500,000)	(20,100,000)
Accumulated other comprehensive loss, currency translation adjustment	5,300,000	5,600,000
Accumulated other comprehensive loss, interest rate swaps		$ (300,000)
Restricted Shares [Member]
Significant Accounting Policies [Line Items]
Options excluded from computation of diluted earning per share	173,000	214,000	180,000
Buildings [Member]
Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life, minimum	10
Property, plant and equipment, useful life, maximum	40
Machinery And Equipment [Member]
Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life, minimum	3
Property, plant and equipment, useful life, maximum	10
Office Furniture And Equipment [Member]
Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life, minimum	3
Property, plant and equipment, useful life, maximum	10
Software Development Costs [Member]
Significant Accounting Policies [Line Items]
Estimated useful life of capitalized software, minimum	3
Estimated useful life of capitalized software, maximum	10
USG Segment [Member]
Significant Accounting Policies [Line Items]
Percentage of segment revenue from software components	70.00%
Percentage of consolidated revenue from software components	35.00%
Revenue recognition period based on contract maintenance terms, months	12
Percentage of segment revenues recognized on a straight-line basis over the lease term or when products are delivered or services are performed	30.00%
Percentage of consolidated revenues recognized on a straight-line basis over the lease term or when products are delivered or services are performed	15.00%
Test [Member]
Significant Accounting Policies [Line Items]
Percentage of segment revenues recognized when services are performed for unaffiliated customers or when products are delivered	40.00%
Percentage of consolidated revenues recognized when services are performed for unaffiliated customers or when products are delivered	10.00%
Percentage of segment revenues recorded under percentage of completion method	60.00%
Percentage of consolidated revenues recorded under percentage of completion method	15.00%
Percentage of segment revenues for which reliable measure of output cannot be established for recognition	10.00%
Percentage of consolidated revenues for which reliable measure of output cannot be established for recognition	2.00%
Filtration [Member]
Significant Accounting Policies [Line Items]
Percentage of segment revenues recognized when services are performed for unaffiliated customers or when products are delivered	65.00%
Percentage of consolidated revenues recognized when services are performed for unaffiliated customers or when products are delivered	15.00%
Percentage of segment revenues recorded under percentage of completion method	35.00%
Percentage of consolidated revenues recorded under percentage of completion method	10.00%